SUMMARY OF COST OF ACQUISITION (Details) (Parenthetical) - CAD ($)	Aug. 03, 2022	Mar. 31, 2023	Dec. 31, 2022	Apr. 26, 2022	Mar. 31, 2022	[1]	Dec. 31, 2021
Reserve Quantities [Line Items]
Warrant percent	15.00%			15.00%
Expected life of warrants	2 years 6 months 25 days
Expected dividend yield	0.00%
Risk free interest rate	3.14%
Expected volatility rate	141.63%
Ordinary shares [member]
Reserve Quantities [Line Items]
Number of common shares		120,958,527	116,521,343		82,106,977		76,679,908
North American Nickel Inc [member]
Reserve Quantities [Line Items]
Fair value of warrants	$ 28,275,255
Fair value of shares	$ 19,710,608
North American Nickel Inc [member] | Ordinary shares [member]
Reserve Quantities [Line Items]
Number of common shares	7,667,707
Outstanding capital percent	15.00%
Capital to be issued	$ 10,000,000

[1]	The number of shares shown is on a pre-RTO and pre-consolidation basis, representing the actual number of shares outstanding of PNRC as at March 31, 2022. In connection with the RTO, shareholders of PNRC exchanged their shares at a rate of 1.054 shares of the Company for each share of PNRC (Note 3). The number of shares on a post-RTO, post-consolidation basis as at March 31, 2022 would be 86,540,753.